January 13, 2005

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:   Nationwide VLI Separate Account-7 of
           Nationwide Life Insurance Company
           SEC File No.  333-117998
           CIK No. 0001299473

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the Nationwide VLI Separate Account-7 (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of the prospectus which would have been filed under paragraph (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 1 to the Registration Statement for the Company and the Variable Account which became effective January 13, 2005.

Please contact the undersigned at (614) 249-8782 with any questions regarding this filing.

Sincerely,


/s/ JAMIE RUFF CASTO
Jamie Ruff Casto
Senior Counsel
Nationwide Life Insurance Company

cc:  file